CONVERTIBLE NOTES (Tables)	12 Months Ended
Jun. 30, 2023
Convertible Notes
SCHEDULE OF CONVERTIBLE NOTES

The Company’s convertible notes outstanding at June 30, 2023 and 2022 were as follows:

	June 30, 2023	June 30, 2022
Convertible notes and debenture	$338,362	$644,980
Unamortized discounts	(38,994)	(31,669)
Premium, net	91,171	313,127
Convertible notes, net	$390,539	$926,438